UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Infinity Core Alternative Fund
Registration No.: 811-22923

Ladies and Gentlemen:

On behalf of Infinity Core Alternative Fund (the “Fund”), enclosed herewith for filing is the Fund’s issuer tender offer statement on Schedule TO. This filing is substantially similar to last quarter’s issuer tender offer statement on Schedule TO which was filed February 28, 2022. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Terrance P. Gallagher

Terrance P. Gallagher

Executive Vice President, Director of Mutual Fund Accounting and Administration

Encl.